Concentration of Risk (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Concentration of Risk [Abstract]
Schedule of Major Customers	During the three and six months ended June 30, 2024 and during the three and six months ended June 30, 2023, the major customers of the Company are as below.
	For the three months ended June 30, 2024	For the six months ended June 30, 2024	As of June 30, 2024
	Percentage of Revenue	Percentage of Revenue	Percentage of Account Receivable
Customer A	39%	24%	49%
Customer C	15%	11%	15%
Iluminar	17%	18%	26%
	For the three months ended June, 2023	For the six months ended June, 2023	As of December 31, 2023
	Percentage of Revenue	Percentage of Revenue	Percentage of Account Receivable
Customer C	<10%	15%	13%
Customer G	<10%	<10%	31%
Customer H	<10%	<10%	12%
Customer I	<10%	<10%	10%
Iluminar	<10%	<10%	18%
Customer E	<10%	16%	<10%
Customer F	20%	<10%	<10%
During the year ended December 31, 2023 and 2022, the major customers of the Company are as below.
	For the year ended December 31, 2023	As of December 31, 2023
	Percentage of Revenue	Percentage of Account Receivable
Customer C	13%	13%
Customer G	<10%	31%
Customer H	<10%	12%
Customer I	<10%	10%
Iluminar	<10%	18%
	For the year ended December 31, 2022	As of December 31, 2022
	Percentage of Revenue	Percentage of Account Receivable
Iluminar	<10%	39%
Customer B	<10%	12%
Customer C	<10%	12%
Customer D	<10%	11%
Customer E	17%	<10%
Customer F	15%	<10%

Schedule of Major Vendors	During the three and six months ended June 30, 2024 and during the three and six months ended June 30, 2023, the major vendors of the Company are as below.
	For the three months ended June 30, 2024	For the six months ended June 30, 2024	As of June 30, 2024
	Percentage of Purchase	Percentage of Purchase	Percentage of Account Payable
Megaphoton Inc.	<10%	<10%	53%
Uninet Global Inc.	<10%	<10%	23%
Vendor A	29%	48%	<10%
Vendor E	57%	38%	11%
	For the six months ended June 30, 2023	For the six months ended June 30, 2023	As of December 31, 2023
	Percentage of Purchase	Percentage of Purchase	Percentage of Account Payable
Megaphoton	15%	14%	62%
Uninet Global Inc.	<10%	<10%	20%
Vendor A	68%	55%	<10%
Vendor D	<10%	14%	<10%
During the year ended December 31, 2023 and 2022, the major vendors of the Company are as below.
	For the year ended December 31, 2023	As of December 31, 2023
	Percentage of Purchase	Percentage of Account Payable
Vendor A	52%	<10%
Vendor B	25%	<10%
Megaphoton Inc.	<10%	62%
Uninet Global Inc.	<10%	20%

	For the year ended December 31, 2022	As of December 31, 2022
	Percentage of Purchase	Percentage of Account Payable
Megaphoton	49%	53%
Uninet Global Inc.	<10%	27%
Vendor A	20%	14%